Corporate and Group Information	12 Months Ended
Dec. 31, 2025
Corporate and Group Information [Abstract]
Corporate and group information
1.	Corporate and group information

TNL Mediagene (the “Company”) was incorporated in Cayman Island with limited liability under the International Business Companies Act on January 20, 2015. On July 3, 2023, the company’s shareholders approved the resolution to change its name from The News Lens Co., Ltd. to TNL Mediagene. The Company and its subsidiaries (collectively referred herein as the “Group”) are primarily engaged in digital advertising, integrated marketing, marketing survey, artificial intelligence technology, data analysis, content service platform and production of audio-visual programs.

Since inception, the Company has successively acquired Neptune Internet Media Technology Co., Ltd., Easy Key 2 Asia Co., Ltd., AD2iction Co., Ltd., S.C. Integrated Marketing Communication Co., Ltd., STAR Communication Consultant Co., Ltd. and Polydice Inc. In 2023 and 2024, the Company acquired TNL Mediagene Inc (formerly known as TNL Mediagene Japan Inc.), and Green Quest Holding Inc., respectively. Through the integration of the Company and its subsidiaries’ resources, the Group continues to develop its online media advertising business.

On June 6, 2023, TNL Mediagene, TNLMG, a subsidiary of TNL Mediagene, and Blue Ocean Acquisition Corp’s (“Blue Ocean”) entered into the Agreement and Plan of Merger (“Merger Agreement”). On December 5, 2024 (the “Closing Date”), TNLMG merged with and into Blue Ocean (the “Merger”), with Blue Ocean surviving the Merger as a wholly owned subsidiary of TNL Mediagene.

In connection with the Merger, immediately prior to the Closing Date, TNL Mediagene completed the recapitalization and effecting a reverse share split, using a split factor of 0.11059896.

Pursuant to the Merger Agreement, immediately prior to the Closing Date, (i) all outstanding Blue Ocean Class B Shares, with a par value of US$0.0001, were converted into Blue Ocean Class A shares, with a par value of US$0.0001, at a conversion ratio of 1.00, (ii) all outstanding public shares, with a par value of US$0.0001, were exchanged with TNL Mediagene for the right to receive TNL Mediagene ordinary shares, with a par value of US$0.0001, at an conversion ratio of 1.00, and (iii) each Blue Ocean warrant becomes a warrant exercisable for TNL Mediagene ordinary shares on an conversion ratio of 1.00 and on the same terms as the original Blue Ocean warrant. Upon consummation of the Merger, the shareholders of Blue Ocean became shareholders of TNL Mediagene and TNL Mediagene became a publicly listed company on Nasdaq Stock Market (“NASDAQ”). The Company’s shares and warrants commenced trading on NASDAQ under the ticker symbols “TNMG” and “TNMGW”, respectively.

The above Merger transaction is accounted for as a recapitalization. Please refer to Note 35 “Recapitalization”.

Going concern

As of December 31, 2025, the Group has recurring losses from operations for the most recent year of $49,584,002, negative working capital $17,452,304, net operating cash outflow $4,896,060 and accumulated deficit of $161,758,836. However, the Group has strong commitment to improve its operational performance. The Group intends to adopt the following measures to improve future operating and financial conditions:

Our ability to continue as a going concern is dependent, in part, on our ability to improve our operating conditions and raise additional capital through equity offerings or debt financings. We plan to actively expand our customer base while prudently controlling our various expenses and costs. Our business plans consider, among others, cost management, issuance of ordinary shares and promissory notes and renewal of our loan facilities with financial institutions. Since July 1, 2025, we have raised $1.9 million through issuance and sale of 338,198 Tumim ELOC Shares and $2.2 million through issuance and sale of 300,354 2025 PIPE Shares. In December 2025, we raised $1.5 million through issuance of the Second note to 3i. In addition, we have consistently maintained a good reputation and banking credit with financial institutions and have obtained approximately $3.9 million in loan facilities from financial institutions, including secured loans and guaranteed loans.

The Group’s business plans, consider, among others, the cost management, the issuance of promissory notes and renewal of its loan facilities with the financial institutions. Although management continues to pursue these plans, there can be no assurance that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group to fund continuing operations. A material uncertainty exists that may cast significant doubt and raise substantial doubt as contemplated by PCAOB standards on the Group’s ability to continue as a going concern and that the Group may be unable to realize its assets and discharge its liabilities in the normal course of business.